EMPLOYMENT (Schedule of Average Number of Persons Employed) (Details) - Employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Average number of employees	401	380	384
Research and development [Member]
Disclosure of defined benefit plans [line items]
Average number of employees	33	23	26
Administration and sales [Member]
Disclosure of defined benefit plans [line items]
Average number of employees	82	99	105
Manufacturing and quality [Member]
Disclosure of defined benefit plans [line items]
Average number of employees	286	258	253